Form N-1A Cover	Mar. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VegaShares ETF Trust
Entity Central Index Key	0002068712
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 30, 2026
Prospectus Date	Mar. 30, 2026